Defined Contribution Plan	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Defined Contribution Plan

NOTE 21: DEFINED CONTRIBUTION PLAN

The Company has a qualified 401(k) plan (the “401(k) Plan”) covering substantially all employees in the United States. The 401(k) Plan was established under Internal Revenue Code Section 401(k). As of January 1, 2011, the Company began matching 50% of the first 6% of employee contributions and for the years ended December 31, 2012 and 2011, the Company contributed $332,000 and $194,000, respectively, to the 401(k) Plan. No contributions were made to the 401(k) Plan for the years ended December 31, 2010.